Revenues (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Revenues
Revenues	¥ 32,944,156	$ 4,852,150	¥ 19,349,160
Online marketing services and others
Revenues
Revenues	29,424,626	4,333,779	17,126,942
Transaction services
Revenues
Revenues	¥ 3,519,530	$ 518,371	¥ 2,222,218